Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

4.      Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

a)      Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with IFRSs that came into effective as issued by the IASB.

b)      The capital reorganization

With consummation of the business combination with Global SPAC Partners Co. (“Global”) on July 13, 2022 (the “Closing Date”) as provided in Note 23, this transaction is accounted for as a capital reorganization. The business combination, which is not within the scope of IFRS 3 as Global does not meet the definition of a business in accordance with IFRS 3, is accounted for within the scope of IFRS 2. As such, the business combination is treated as the equivalent of the Company issuing shares at the closing of the business combination for the net assets of Global as of the Closing Date, accompanied by a capital recapitalization. The net assets of Global are stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of the Gorilla Ordinary Shares of $10.6 per share (price of Gorilla’s Ordinary Shares at the Closing Date) over the fair value of Global’s identifiable net assets acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred (“share listing expense”) and further details of share listing expense is provided in Note 30.

c)      Basis of preparation

(a)     Except for the following items, the consolidated financial statements have been prepared under the historical cost convention:

i)       Defined benefit assets are recognized based on the net amount of pension fund assets less present value of defined benefit obligation.

ii)      Financial assets and liabilities at fair value through profit or loss.

(b)    The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 dd).

(c)     Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation.

d)      Basis of consolidation

(a)     Basis for preparation of consolidated financial statements:

i)       All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii)      Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

iii)    When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.

(b)    Subsidiaries included in the consolidated financial statements:

Name of Investor	Name of Subsidiary	Main Business Activities	Ownership (%)		Note
			December 31, 2022	December 31, 2021
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information, software and data processing services	100%	100%
The Company	Gorilla Intelligence Technology Co. Ltd. (Gorilla Shanghai)	Information, software and data processing services	N/A	100%	Note 3
The Company	ISSCore Technology, Inc.	Information, software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information, software and data processing services	100%	100%
The Company	Gorilla Merger Sub, Inc.	Investment holdings	N/A	100%	Note 1
The Company	Global SPAC Partners Co. (Global)	Dormant corporation	100%	0%	Note 1
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information, software and data processing services	100%	0%	Note 2
Gorilla BVI	Gorilla Technology Inc. (Gorilla Taiwan)	Information, software and data processing services	100%	100%
Telmedia	NSGUARD Technology Inc.	Information, software and data processing services	100%	100%
Telmedia	Gorilla Technology Japan Inc.	Information, software and data processing services	100%	100%

Note1:   Gorilla Merger Sub, Inc. was established in December 2021 for a designated purpose as an acquirer to complete the de-SPAC merger deal with Global. On the Closing Date, as contemplated by the business combination agreement, Gorilla Merger Sub, Inc. merged with and into Global, with Global surviving as a wholly-owned subsidiary of the Company. Information relating to business combination is provided in Note 23.

Note 2:  Gorilla UK was established in August 2022.

Note 3:  Gorilla Shanghai was dissolved in November 2022.

(c)     Subsidiaries not included in the consolidated financial statements: None.

(d)    Adjustments for subsidiaries with different balance sheet dates: None.

(e)     Significant restrictions: None.

(f)     Subsidiaries that have non-controlling interests that are material to the Group: None.

e)      Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s functional and the Group’s presentation currency.

(a)     Foreign currency transactions and balances

i)       Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.

ii)      Monetary assets and liabilities denominated in foreign currencies at the period end are retranslated at the exchange rates prevailing at the balance sheet date. Exchange differences arising upon re-translation at the balance sheet date are recognized in profit or loss.

iii)    Non-monetary assets and liabilities denominated in foreign currencies that are not measures at fair value are translated using the historical exchange rates at the dates of the initial transactions. All foreign exchange gains and losses are presented in the statement of comprehensive loss within ‘other gains (losses) — net’.

(b)    Translation of foreign operations

i)       The operating results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•        Assets and liabilities for each balance sheet presented are translated at the closing exchange rate at the date of that balance sheet;

•        Income and expenses for each statement of comprehensive loss are translated at average exchange rates of that period; and

•        All resulting exchange differences are recognized in other comprehensive income.

ii)      When the foreign operation partially disposed of or sold is a subsidiary, cumulative exchange differences that were recorded in other comprehensive income are proportionately transferred to the non-controlling interest in this foreign operation. In addition, even when the Group retains partial interest in the former foreign subsidiary after losing control of the former foreign subsidiary, such transactions should be accounted for as disposal of all interest in the foreign operation.

f)      Classification of current and non-current items

(a)     Assets that meet one of the following criteria are classified as current assets; otherwise they are classified as non-current assets:

i)       Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;

ii)      Assets held mainly for trading purposes;

iii)    Assets that are expected to be realized within twelve months from the balance sheet date; and

iv)     Cash and cash equivalents, excluding restricted cash and cash equivalents.

(b)    Liabilities that meet one of the following criteria are classified as current liabilities; otherwise they are classified as non-current liabilities:

i)       Liabilities that are expected to be paid off within the normal operating cycle;

ii)      Liabilities arising mainly from trading activities;

iii)    Liabilities that are to be paid off within twelve months from the balance sheet date; and

iv)     Liabilities for which the repayment date cannot be extended unconditionally to more than twelve months after the balance sheet date.

g)      Cash equivalents

Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Time deposits that meet the definition above and are held for the purpose of meeting short-term cash commitments in operations are classified as cash equivalents.

h)      Financial assets at fair value through profit or loss

(a)     Financial assets at fair value through profit or loss are financial assets that are not measured at amortized cost or fair value through other comprehensive income.

(b)    On a regular way purchase or sale basis, financial assets at fair value through profit or loss are recognized and derecognized using trade date accounting.

(c)     At initial recognition, the Group measures the financial assets at fair value and recognizes the transaction costs in profit or loss. The Group subsequently measures the financial assets at fair value, and recognizes the gain or loss in profit or loss.

i)       Financial assets at amortized cost

(a)     The Group classifies its financial assets as at amortized cost only if both of the following criteria are met:

i)       the asset is held within a business model whose objective is to collect the contractual cash flows, and

ii)      the contractual terms give rise to cash flows that are solely payments of principal and interest.

(b)    On a regular way purchase or sale basis, financial assets at amortized cost are recognized and derecognized using trade date accounting.

(c)     At initial recognition, the Group measures the financial assets at fair value plus transaction costs. Interest income from these financial assets is included in finance income using the effective interest method. A gain or loss is recognized in profit or loss when the asset is derecognized or impaired.

(d)    The Group’s time deposit which do not fall under cash equivalents are those with a short maturity period and are measured at initial investment amount as the effect of discounting is immaterial.

j)      Accounts receivable

(a)     Accounts receivable represent the Group’s contractual right to receive consideration in exchange for transferred goods or rendered services.

(b)    Non-interest bearing short-term accounts receivable are measured at the original invoice amount as the effect of discounting is immaterial.

k)      Impairment of financial assets

For debt instruments measured at financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses (ECLs) if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime ECLs.

l)       Derecognition of financial assets

(a)     The Group derecognizes a financial asset when the contractual rights to receive the cash flows from the financial asset have expired.

(b)    The Group derecognizes a financial asset when the contractual rights to receive cash flows of the financial asset have been transferred and the Group has transferred substantially all risks and rewards of ownership of the financial asset.

m)    Operating leases (lessor)

Lease income from an operating lease (net of any incentives given to the lessee) is recognized in profit or loss on a straight-line basis over the lease term.

n)      Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method. The item by item approach is used in applying the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

o)      Property, plant and equipment

(a)     Property, plant and equipment are initially recorded at cost.

(b)    Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

(c)     Land is not depreciated. Property, plant and equipment apply cost model and are depreciated using the straight-line method over their estimated useful lives. Each part of an item of property, plant, and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.

(d)    The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8, ‘Accounting Policies, Changes in Accounting Estimates and Errors’, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

Buildings and structures	50 years
Transportation equipment	5 years
Office equipment	3~5 years
Leasehold equipment	3~5 years
Other equipment (Note)	5 years

Note:     Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.

p)      Leasing arrangements (lessee)-right-of-use assets/lease liabilities

(a)     Leases are recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group. For short-term leases or leases of low-value assets, lease payments are recognized as an expense on a straight-line basis over the lease term.

(b)    Lease liabilities include the net present value of the remaining lease payments at the commencement date, discounted using the incremental borrowing interest rate. Lease payments are comprised of fixed payments, less any lease incentives receivable.

The Group subsequently measures lease liabilities at amortized cost using the interest method and recognizes interest expense over the lease term. The lease liability is remeasured and the amount of remeasurement is recognized as an adjustment to the right-of-use asset when there are changes in the lease term or lease payments and such changes do not arise from contract modifications.

(c)     At the commencement date, the right-of-use asset is stated at cost comprising the amount of the initial measurement of lease liability. The right-of-use asset is measured subsequently using the cost model and is depreciated from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. When the lease liability is remeasured, the amount of remeasurement is recognized as an adjustment to the right-of-use asset.

(d)    For lease modifications that decrease the scope of the lease, the lessee shall decrease the carrying amount of the right-of-use asset and remeasure the lease liability to reflect the partial or full termination of the lease, and recognize the difference in profit or loss.

q)      Intangible assets

Computer software is stated at cost and amortized on a straight-line basis over its estimated useful life of 1 to 5 years.

r)      Impairment of non-financial assets

The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (‘DCF’) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the asset’s performance of the cash generating unit being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for the extrapolation purposes. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized. There was no impairment of non-financial assets for the years ended December 31, 2022 and 2021.

s)      Loans

Loans comprise long-term and short-term bank borrowings and other short-term loans. Loans are recognized initially at fair value, net of transaction costs incurred. Loans are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

t)      Notes and accounts payable

(a)     Accounts payable are liabilities for purchases of goods or services and notes payable are those resulting from operating and non-operating activities.

(b)    Non-interest bearing short-term notes and accounts payable are measured at the original invoice amount as the effect of discounting is immaterial.

u)      Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability specified in the contract is discharged, cancelled or expired.

v)      Provisions

Assurance-type warranties are recognized when the Group has a present legal obligation as a result of past events, and it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated. Warranties are measured at the present value of the expenditures expected to be required to settle the obligation on the balance sheet date.

w)     Employee benefits

(a)     Short-term employee benefits

Short-term employee benefits are recognized when the employee has rendered the service and are measured at undiscounted amount of benefits expected to be paid in exchange for that service.

(b)    Pensions

i)       Defined contribution plans

Under defined contribution plans, contributions are recognized as pension expenses when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in the future payments.

ii)      Defined benefit plans

•        Net obligation under a defined benefit plan is defined as the present value of an amount of pension benefits that employees will receive on retirement for their services with the Group in current period or prior periods. The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The net defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The rate used to discount is determined by using interest rates of government bonds (at the balance sheet date) of a currency and term consistent with the currency and term of the employment benefit obligations.

•        Remeasurements arising on defined benefit plans are recognized in other comprehensive income in the period in which they arise and are recorded as retained earnings.

(c)     Employees’ compensation and directors’ remuneration

Employees’ compensation and directors’ remuneration are recognized as expenses and liabilities, provided that such recognition is required under legal or constructive obligation and those amounts can be reliably estimated. Any difference between the resolved amounts and the subsequently actual distributed amounts is accounted for as changes in estimates.

x)      Employee share-based payment

Under the equity-settled share-based payment arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions and non-vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest under the non-market vesting conditions at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.

Having recognized the goods or services received and a corresponding increase in equity, the Company shall make no subsequent adjustment to total equity after vesting date. However, this requirement does not preclude the Company from recognizing a transfer within equity.

y)      Income tax

(a)     The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss.

(b)    The current income tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.

(c)     Deferred tax is recognized, using the balance sheet liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated balance sheet. Deferred tax is provided on temporary differences arising from investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets and liabilities are measured based on the tax rates and laws that are expected to apply when the assets and liabilities will be realized or settled.

(d)    Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. At each balance sheet date, unrecognized and recognized deferred tax assets are reassessed.

(e)     Current income tax assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and an intention to settle on a net basis or realize the asset and settle the liability simultaneously. Deferred tax assets and liabilities are offset on the balance sheet when the entity has the legally enforceable right to offset current tax assets against current tax liabilities and they are levied by the same taxation authority on either the same entity or different entities that intend to settle on a net basis or realize the asset and settle the liability simultaneously.

(f)     When the Company has a history of recent losses, the Company recognizes a deferred tax asset arising from unused tax losses only to the extent that the Company has sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized by the Company.

z)      Share capital

(a)     Ordinary shares are classified as equity. The classification of preference shares is determined according to the special rights attached to preference shares based on the substance of the contract and the definition of financial liabilities and equity instruments. Incremental costs directly attributable to the issue of new shares or share options are shown in equity as a deduction from the proceeds.

(b)    Where the Company repurchases the Company’s equity share capital that has been issued, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders. Where such shares are subsequently reissued, the difference between their book value and any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the Company’s equity holders.

aa)    Revenue recognition

The Group generates revenue from offering hardware and software products as well as professional services to its customers. Sales of hardware consists of single performance obligation. Sales of software consists of both single or multiple performance obligations and transaction price of which is allocated to each performance obligation on a relative stand-alone selling price basis. Major types of sales of services offered are system integration service and maintenance service. The Group only offers one contract when a customer purchases more than one offering at or near the same time. Such contract including more than one offering is only made in relation to system integration service. For system integration service, services promised in the contract are highly dependent on and highly interrelated with each other and is not separately identifiable from other promises in the contract. Therefore, all goods and services in the contract are exclusively accounted for as a single performance obligation. For maintenance service project, the inputs of labor hours and resources are expended evenly throughout the performance period. Therefore, the Group recognizes revenue on a straight-line basis.

(a)     Sales of goods-hardware

i)       The Group’s sales of goods-hardware are primarily selling of externally purchased server, solid state drive, hard drives, and computer peripheral to the customer. Sales are recognized when control of the products has transferred, being when the products are delivered to the customer, the customer has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the customer, and either the customer has accepted the products in accordance with the sales contract, or the Group has objective evidence that all criteria for acceptance have been satisfied.

ii)      Revenue is recognized based on the price specified in the contract, net of estimated business tax, sales return and discounts. Accumulated experience is used to estimate and provide for the discounts, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. The estimation is subject to an assessment at each reporting date.

iii)    A receivable is recognized when the goods are delivered as the right to consideration is unconditional because only a passage of time is required before the payment of that consideration is due.

(b)    Sales of goods-software

i)       The Group develops and sells video intelligence and security convergence products. Sales are from sell of software products such as system software, database and platform by providing a right of use to customers which can be accounted for as a single or multiple performance obligations, depending on whether or not the customer can benefit from the good on its own and the Group’s promise to transfer the goods to the customer is separately identifiable from other promises in the contract. The Group only offers one offering in sales of software contract and it may offer several software products within the same contract and each software product is distinct and independent from one another. Under such circumstance, a contract contains multiple performance obligations and revenue is recognized upon fulfilment of each performance obligation.

ii)      The only post-sale obligation to customers is in respect of warranties that provide assurance that products will operate in accordance with agreed-upon specifications and function as intended. These warranty provisions are only invoked when a customer makes requests relating to flawed, malfunctional or defective products. Since customers do not have the option to purchase the warranty separately and the warranty does not offer any technical support or the right to receive unspecified updates, upgrades or enhancements, the warranty is not considered a separate performance obligation pursuant to IFRS 15. B28 through B33 and, accordingly, is accounted for as a liability in accordance with IAS 37.

iii)    Transaction prices are determined at contract inception based on the price specified in the contract, net of estimated business tax, sales return and discounts. Accumulated experience is used to estimate and provide for the discounts, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. The estimation is subject to an assessment at each reporting date. The Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis. The Group sells each of its software products separately so that the relative stand-alone selling price can be determined accordingly. Revenue is recognized as the control of each performance obligations is transferred at a point in time, being when the software installed to the customer. The customer can direct the use of, and obtain substantially all of the remaining benefits from, the software at the point in time at which the software is installed, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products.

iv)     A receivable is recognized when the goods are delivered as the right to consideration is unconditional because only a passage of time is required before the payment of that consideration is due.

(c)     Sales of services

i)       The Group provides information, software and data processing services. Main types of services offered are system integration service contract and maintenance service contract. System integration service includes information and communication systems, installation of software and hardware equipment as well as implementation and integration of various systems whereas maintenance service is to provide maintenance work for equipment at the performance location during the contractual period. The consideration promised in the most of service contracts with customer of the Group are generally at fixed amount, and the amounts of variable consideration in certain service contracts which also include fixed amount of consideration are insignificant.

ii)      For system integration service projects, the arrangements typically include sales of hardware, software, and services within the same contract. However, since the goods and services promised in the contract are significantly affected by one or more of the other goods or services in the contract to function as intended, they are highly dependent on and highly interrelated with each other and is not separately identifiable from other promises in the contract. Therefore, all of the arrangements in the contract are deemed a single performance obligation and allocation of transaction price is not required. Revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided, because the customer receives and uses the benefits simultaneously. This is determined based on the proportion of hardware, software and labor services that have been performed as of the financial reporting date to the total labor services expected to be rendered.

iii)    For maintenance service project, the Group regularly assigns employees to perform inspection and maintenance work at each performing location and the inputs of labor hours and resources are expended evenly throughout the performance period. The Group recognizes revenue on a straight-line basis.

iv)     The customer pays at the time specified in the payment schedule. If the services rendered exceed the payment, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.

v)      Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

(d)    Sales arrangement with system integrators

i)       The Group has relied, in part, on a variety of partnerships with system integrators (“partners”) to allow the Group to provide data services as part of services provided by the partners, and they integrate the Group’s products and services with theirs’ and sell directly to their customers in their region of operation.

ii)      In such arrangement, the Group enters into sales agreement with the partners directly and is only responsible for delivering goods and services to the partners. Revenue is recognized when the Group fulfils its performance obligations as stated in the executed contracts with the partners in accordance with Group’s revenue recognition policy as stated in the preceding paragraphs.

(e)     Sales arrangement with sales representatives, resellers and distributors

i)       In geographic regions where the Group does not have an operating subsidiary, the Group provides its products and services solutions through a suite of non-exclusive agreements that appoint sales representatives, resellers and distributors to engage with end customers. Revenue recognition for each type of these arrangements is as follows:

ii)      Sales representatives are granted rights to use the Group’s products and services to market, promote and solicit orders of products on a non-transferable, non-sub-licensable and limited basis in designated regions. Sales representatives earn sales commission and contracts are not automatically renewed. In such arrangement, the Group enters into sales agreements with the customers directly. Goods and services are provided directly by the Group to the customers in accordance with the executed contracts. Revenue is recognized when the Group fulfils its performance obligations as stated in the executed contracts with customers in accordance with the Group’s revenue recognition policy as stated in the preceding paragraphs.

iii)    Resellers purchase the Group’s products and services for resale to end customers and provide maintenance services in their areas of operation. They are permitted to use the Group’s software for demonstration, training, and maintenance services. The contracts are automatically renewed unless prior notice is otherwise provided. In such arrangement, the Group enters into sales agreements with resellers directly and is only responsible for delivering its goods and services to resellers. Revenue is recognized when the Group fulfils its performance obligations as stated in the executed contracts with resellers in accordance with Group’s revenue recognition policy as stated in the preceding paragraphs.

iv)     Distributors purchase the Group’s products at a discount and are permitted to market, distribute, sell, bundle, promote and advertise the products directly to end customers in their region of operation. The contracts are automatically renewed unless prior notice otherwise is provided. In such arrangement, the Group enters into sales agreements with distributors directly and is only responsible for delivering its goods and services to distributors. Revenue is recognized when the Group fulfils its performance obligations as stated in the executed contracts with distributors in accordance with Group’s revenue recognition policy as stated in the preceding paragraphs.

bb)   Operating segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the CODM. The Company’s CODM reviews financial information provided based on product lines and presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company currently has determined that it operates in three operating segments and has three reportable segments which are Video IoT, Security Convergence and other segment.

cc)    Warrant liabilities

Share purchase warrants issued by the Group are accounted for as derivative liabilities. The warrants are initially recognized at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognized in profit or loss until the warrants are exercised, redeemed, or expired.

dd)   Critical accounting judgments, estimates and key sources of assumption uncertainty

The preparation of these consolidated financial statements requires management to make critical judgements in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:

(a)     Critical judgements in applying the Group’s accounting policies

None.

(b)    Critical accounting estimates and assumptions

Revenue recognition-sales of system integration services

The Group recognizes revenue from providing system integration services based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided, because the customer receives and uses the benefits simultaneously. This is determined based on the proportion of hardware, software and labor services that have been performed as of the financial reporting date to the total labor services expected to be rendered.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date, such as engineering progress, material quantities, the achievement of milestones, labor productivity and cost estimates. Any significant variances in estimations of the total costs will impact the measurement of progress which drives the revenue recognition of contract works in an accounting period. Management continuously monitors factors that may affect the quality of its estimates and conducts periodic review of the relevance of factors by reviewing the actual amounts incurred and comparing with previous estimated amounts in order to mitigate the exposure to significant variances. For each of the three years in the period ended December 31, 2022, the Group recognized service revenue of $12,285,804, $15,910,023 and $20,477,655, respectively.